UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia	24501
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: January 31, 2010

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

ANNUAL REPORT DATED JANUARY 31, 2010

CONTENTS

Letter to Shareholders	1-3

Financial Statements

Schedule of Investments
Capital Income Fund	4-6
Growth Fund	7-10
Income Fund	11-13
Multiple Index Fund	14-16
Value Fund	17-19
Master Allocation Fund	20-21

Statements of Assets and Liabilities	22

Statements of Operations	23-24

Statements of Changes in Net Assets	25-27

Financial Highlights
Capital Income Fund	28-30
Growth Fund	31-32
Income Fund	33-34
Multiple Index Fund	35-36
Value Fund	37-38
Master Allocation Fund	39-40

Notes to Financial Statements	41-52

Report of Independent Auditors	53

Expense Examples	61

Other Information	63

Dear Fellow Shareholders,

This is a special Annual Report due to the change of our fiscal year end from May 31 to January 31. This change should allow us to better manage the API Fund family taxable events as in regards to long and short term capital gains.

PERFORMANCE RETURNS
Share Class	8 Months Ending 1/31/10	1 Year Ending 1/31/10	5 Year Ending 1/31/10	10 Year Ending 1/31/10	Since Inception Ending 1/31/10
Capital Income Fund
A	+17.63%	+47.96%	+3.03%	n/a	+4.29%
C	+16.85%	+46.58%	+2.04%	n/a	+3.29%
D	+17.27%	+47.30%	+2.55%	+1.04%	+6.08%
Growth Fund
A	+18.71%	+48.92%	+0.81%	n/a	+1.62%
C	+17.89%	+47.18%	-0.19%	-1.72%	+6.81%
Income Fund
A	+30.00%	+45.26%	+5.88%	+5.52%	+5.32%
C	+29.06%	+44.08%	+4.83%	n/a	+4.25%
Multiple Index Fund
A	+16.43%	+50.87%	+1.04%	-1.03%	+2.85%
C	+15.58%	+49.56%	+0.01%	n/a	+0.50%
Value Fund
A	+22.60%	+53.57%	-0.81%	n/a	+0.74%
C	+21.83%	+52.28%	-1.71%	+0.75%	+5.41%
Master Allocation Fund*
A	+17.28%	n/a	n/a	n/a	+47.53%
L	+16.87%	n/a	n/a	n/a	+46.87%

S&P 500	+18.41%	33.14%	0.18%	-0.80%
MSCI World	+16.96%	37.41%	2.17%	0.40%
DJ Conservative	+8.32%	13.93%	4.71%	6.07%
DJ World Index	+18.24%	41.74%	3.06%	1.31%

* The Fund commenced operations March 19, 2009

The maximum front end load for all funds as disclosed in the prospectus is 5.75%. The Advisor has contractually agreed to defer the collection of fees and/or reimburse expenses, but only to the extent necessary to limit Gross Annual Fund Operating Expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend on securities sold short; taxes; indirect expenses incurred by the Underlying Fund in which the Fund invests, and extraordinary expenses) for each fund.

As of January 31, 2010, the operating expense ratios for the Funds were as follows: Capital Income Fund Class A, 1.93%; Capital Income Fund Class C, 2.93%; Capital Income Fund Class D, 2.43%; Growth Fund Class A, 1.88%; Growth Fund Class C, 2.88%; Income Fund Class A, 1.20%; Income Fund Class C, 2.20%; Multiple Index Fund Class A, 1.82%; Multiple Index Fund Class C, 2.82%; Value Fund Class A, 1.93%; Value Fund Class C, 2.83%; Master Allocation Fund Class A, 2.47%; and Master Allocation Fund Class L, 2.97%.

The S&P 500 Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index return assumes reinvestment of all distributions and does not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

MARKET CONDITIONS

We believe the events which lead to the global economic crises in 2008 have seemingly started to subside. The housing bubble seems for the most part deflated. Corporate bonds may have recovered. Bank lending, though restrained, appears to be on the mend. And the global stock market has posted one of the strongest recoveries in history from its March lows of 2009.

The coordinated efforts of our Federal Reserve and the efforts of central bankers around the globe may have helped to avert a total collapse in the credit mechanisms which are critical to a properly functioning global economy. Market conditions improved steadily starting on March ninth of 2009. It appears that investor confidence is slowly but surely recovering.

The continued market volatility created what we believe to be some of the best buying opportunities in decades, as our Funds acquired strong companies at significant discounts to their long term earnings capabilities. The opportunities presented by depressed market sectors continue to be numerous. As noted in the nearby table, performance of the funds compared favorably with broad global market indices. Of course, past performance is never indicative of future returns.

ECONOMIC OVERVIEW

While the US economy was its weakest during the first quarter of the reporting period, we have seen what we believe is gradual healing throughout the year, in what has proved to be the lengthiest recession since the Great Depression.

The economic environment started to improve during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department reported that third quarter 2009 GDP growth was 2.2%. A variety of factors may have helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

The housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Index indicated that home prices rose for the fourth straight month in September. In addition, the Commerce Department reported that, during October, sales of existing homes reached their highest level in two years.

One area of grave concern, as it could hamper the magnitude of economic recovery, remains the condition of the labor market. Since December 2007, the unemployment rate has more than doubled and the number of unemployed workers has risen by 8.2 million. After reaching a twenty-six-year high of 10.2% in October 2009, the unemployment rate fell to 10.0% in November. While monthly job losses have stabilized compared to earlier in the year, the unemployment rate remained elevated during the reporting period.

Policy makers have demonstrated a willingness to do whatever it takes to retain a considerable arsenal of ammunition (in the form of central bank liquidity and public funds deployment) to address the situation. Despite their Herculean efforts, the fact remains that time must be spent recovering from our recessionary wounds. Unemployment has now breached the psychological “double digit” level and banks seem increasingly reticent to pass on credit to the consumer or smaller companies. While this situation persists, inflation should remain benign.

GOING FORWARD

Economic and corporate fundamentals are now showing signs of improvement, which we believe should carry an improving economy well into 2010. The ability of competitive, well-managed companies to re-align expenditures with lower revenues is now showing through, and corporate balance sheets appear to be improving accordingly. When we look at the results of the first quarter of 2010, we believe it will be generally positive for earnings.

That said, the “Great Debt & Derivative Unwind” is not yet over. We are currently in the middle of a battle between fundamental economic forces, which are trying to digest the massive amounts and myriad types of debt in the system, and the U.S. Government, which has intervened in an attempt to limit the downward spiral of asset liquidation and default.

In our opinion, investors will no longer accept bonds that don’t pay interest or principle in return for their hard earned dollars. Credit bubbles burst and financial institutions go out of business. We move forward hopefully having learned the valuable lesson that even the largest financial institutions can fail if improperly managed and regulated.

Our outlook remains cautious, and the unexpected volatility in commodities and bond markets may present a further burden on the recovery process. We continue to expect an extended period of sub-par economic growth, but that could also limit the risk of inflation pass-through from oil and other commodities.

It is our commitment to you that we will always strive to be the most open-minded and inclusive managers within the fund industry. Our commitment stands today, as it has in the past, to do our best to reduce your risk and improve your performance over the long term. We are committed to providing our clients with world-class investment management through communication of both risk and returns.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten
President
Chief Investment Officer
Portfolio Manager

The S&P 500 Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index return assumes reinvestment of all distributions and does not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-544-6060.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA]

API CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2010 (as a percentage of total investments).

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2010

	Shares	Value
Emerging Markets Debt — 0.8%
iShares JPMorgan USD Emerging Markets Bond	1,500	$151,845

Emerging Markets Growth — 0.8%
iShares MSCI Emerging Markets Eastern Europe Index*	5,500	147,950

Emerging Markets Value — 0.8%
WisdomTree Emerging Markets Small Cap Dividend	3,500	143,675

Europe Large Cap Stocks — 5.2%
ABB Ltd.	22,000	396,660
Siemens AG ADR	3,000	267,330
Veolia Environnement SA	9,000	295,020

		959,010

Global Large Cap Stocks — 5.0%
Canadian National Railway Company	2,900	144,797
Cenovus Energy, Inc.*	3,000	69,450
EnCana Corp.	3,000	91,770
Manulife Financial Corporation	8,000	146,720
Royal Bank of Canada	1,200	58,872
Sanofi-Aventis ADR	5,000	184,050
Toronto-Dominion Bank	2,000	117,920
TransCanada Corp.	3,500	111,685

		925,264

Global Small Cap Stocks — 2.6%
Herbalife Ltd.	9,000	349,650
Methanex Corp.	5,500	122,760

		472,410

International Large Cap Stocks — 3.9%
Bank of Montreal	5,300	258,163
Potash Corp. of Saskatchewan, Inc.	1,000	99,350
P T Telekomunikasi Indonesia ADR	9,000	356,400

		713,913

International Market Indexes — 0.7%
iShares MSCI Singapore Index	13,000	140,140

International Mid Cap Stocks — 0.3%
Canadian Imperial Bank of Commerce	1,000	59,880

International Small Cap Stocks — 2.1%
Argo Group International Holdings Ltd.	4,500	120,330
Fibria Celulose SA ADR	14,817	270,855

		391,185

	Shares	Value
Japan Small Cap Stocks — 1.1%
WisdomTree Japan SmallCap Dividend	5,500	$214,270

Latin America Large Cap Stocks — 5.1%
Banco Bradesco SA ADR	7,480	123,869
Companhia de Bebidas Das Americas ADR	1,400	129,584
Companhia Siderurgica Nacional ADR	4,400	128,128
Empresa Nacional de Electricidad SA ADR	1,600	81,520
Gerdau SA ADR	10,900	146,605
Itau Unibanco Banco Multiplo SA ADR	6,930	132,779
Sociedad Quimica Minera de Chile ADR	2,100	76,398
Vale SA ADR	4,600	118,634

		937,517

Latin America Mid Cap Stocks — 0.5%
Tele Norte Leste Participacoes SA ADR	4,800	85,536

Latin America Small Cap Stocks — 0.5%
Cresud, Inc. ADR	7,371	88,083

Pacific/Asia Large Cap Stocks — 1.8%
iShares MSCI Taiwan	14,000	168,980
Philippine Long Distance Telephone	3,000	167,910

		336,890

Pacific/Asia Market Indexes — 1.5%
iShares MSCI Pacific Ex-Japan	7,500	286,350

U.S. Corporate Bonds — 2.7%
Delaware Enhanced Global Dividend & Income Fund	10,800	119,772
First Trust/Aberdeen Emerging Opportunity Fund	7,200	122,688
Lazard World Dividend & Income Fund, Inc.	11,800	125,670
Nuveen Diversified Dividend & Income Fund	13,500	128,250

		496,380

U.S. Government Bonds & Notes — 1.2%
America First Tax Exempt Investors LP	38,000	226,100

U.S. Large Cap Stocks — 24.1%
Bank of New York Mellon Corp.	8,600	250,174
Bristol-Myers Squibb Company	5,500	133,980
Capital One Financial Corp.	10,000	368,600
Caterpillar, Inc.	5,500	287,320
Charles Schwab Corp.	5,000	91,450
CME Group, Inc.	300	86,046
Coca Cola Co.	4,000	217,000
Colgate-Palmolive Co.	2,000	160,060
Deere & Co.	6,000	299,700

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	5,500	$366,795
Goldman Sachs Group, Inc.	500	74,360
Honeywell International, Inc.	3,500	135,240
Merck & Co., Inc.	7,000	267,260
McDonald’s Corp.	3,000	187,290
Morgan Stanley	2,700	72,306
Northern Trust Corp.	3,000	151,560
Pacaar, Inc.	9,000	324,270
PNC Financial Services Group, Inc.	4,500	249,435
State Street Corp.	5,500	235,840
U. S. Bancorp	9,500	238,260
Wells Fargo & Company	9,500	270,085

		4,467,031

U.S. Micro Cap Stocks — 4.2%
BlackRock Kelso Capital Corporation	43,500	391,065
BWAY Holding Company*	5,000	85,300
Iowa Telecommunications Services, Inc.	13,000	212,680
TrustCo Bank Corp. NY	13,500	81,000

		770,045

U.S. Mid Cap Stocks — 19.6%
AGL Resources, Inc.	3,700	130,573
Arthur J. Gallagher & Co.	5,800	130,790
Avery Dennison Corp.	4,100	133,291
Chevron Corp.	800	57,696
Cincinnati Financial Corp.	4,000	105,560
Comerica, Inc.	2,200	75,922
Discover Financial Services	14,000	191,520
DTE Energy Co.	3,000	126,120
Eastman Chemical Co.	4,000	226,120
Enbridge Energy Partners LP	3,500	181,755
Federated Investors, Inc.	10,000	253,800
Fortune Brands, Inc.	3,500	145,495
M & T Bank Corp.	3,500	258,125
Microchip Technology, Inc.	7,500	193,575
Molex, Inc.	5,000	100,800
NYSE Euronext, Inc.	12,500	292,625
Pinnacle West Capital Corp.	4,700	168,354
Pitney Bowes, Inc.	4,000	83,680
ProLogis	29,000	365,400
Reliance Steel & Aluminum Co.	4,700	191,478
SCANA Corp.	3,200	113,952
Windstream Corp.	11,000	113,410

		3,640,041

	Shares	Value
U.S. Small Cap Stocks — 11.9%
ALLETE, Inc.	1,800	$56,340
Alliance Bernstein Holding LP	5,800	149,292
Ares Capital Corp.	14,000	172,200
Extra Space Storage, Inc.	8,200	93,070
FirstMerit Corp.	5,072	103,925
First Niagara Financial Group, Inc.	19,400	266,362
Home Properties, Inc.	2,100	93,093
IdaCorp., Inc.	2,100	65,835
Janus Capital Group, Inc.	23,400	285,714
Laclede Group, Inc.	6,000	193,560
National Health Investors, Inc.	3,000	102,060
Omega Healthcare Investors, Inc.	5,000	93,550
Park National Corp.	3,000	164,400
Raymond James Financial, Inc.	5,000	126,550
TCF Financial Corp.	7,600	111,264
Umpqua Holdings Corp.	10,000	123,600

		2,200,815

Total Investments — 96.4% (cost $14,266,564)		17,854,330
Other Assets in Excess of Liabilities — 3.6%		664,776

Net Assets — 100.0%		$18,519,106

Costfor federal income tax purposes $14,266,564.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$4,049,376
Excess of tax cost over value	461,610

Net Appreciation	$3,587,766

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2010 (as a percentage of total investments).

API GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2010

	Shares	Value
Emerging Markets Growth — 1.3%
iShares MSCI — South Africa	6,000	$315,780
Sasol Ltd. ADR	3,500	128,100

		443,880

Emerging Markets Value — 2.0%
Claymore ETF BNY BRIC	9,000	340,740
Vanguard Emerging Markets ETF	9,000	344,520

		685,260

Europe Large Cap Stocks — 2.5%
Nestle SA ADR	2,900	137,779
Roche Holding, Ltd. ADR	6,000	251,700
Siemens AG ADR	1,800	160,398
Telefonica SA ADR	2,000	143,200
Tenaris SA ADR	3,900	171,600

		864,677

Global Large Cap Stocks — 2.0%
Accenture plc	3,600	147,564
SAP AG ADS	4,000	181,280
Talisman Energy, Inc.	11,000	182,270
Unilever plc	6,000	183,120

		694,234

International Large Cap Stocks — 4.3%
Agrium, Inc.	6,000	338,100
Infosys Technologies Ltd.	3,500	181,685
Manulife Financial Corp.	26,000	476,840
POSCO ADR	1,500	169,425
Syngenta AG ADS	3,000	153,180
Teva Pharmaceutical Industries, Ltd.	2,200	198,520

		1,517,750

International Mid Cap Stocks — 1.0%
Alcatel-Lucent ADR	60,000	199,800
Millicom International Cellular SA	2,000	142,640

		342,440

International Small Cap Stocks — 0.9%
iShares FTSE Developed Small Cap (ex North America) Index Fund	10,000	324,600

Japan Small Cap Stocks — 0.7%
WisdomTree Japan SmallCap Dividend Fund	6,000	233,749

Latin America Large Cap Stocks — 3.5%
America Movil S.A.B. de C.V. ADR	5,500	240,075
Enersis SA ADR	12,000	275,520

	Shares	Value
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	$134,912
Gerdau SA ADR	20,000	269,000
Grupo Televisa SA ADR	9,500	185,630
Telefonos de Mexico S.A.B. de C.V. ADR	8,000	129,200

		1,234,337

Latin America Mid Cap Stocks — 2.9%
Banco Santander — Chile ADR	2,500	154,575
Embraer-Empresa Brasileira de Aeronautica SA ADR*	9,500	201,685
Gafisa SA ADR	20,000	514,000
Sociedad Quimica Minera de Chile ADR	4,000	145,520

		1,015,780

Pacific/Asia Large Cap Stocks — 4.2%
BHP Billiton Ltd. ADR	2,800	194,236
China Life Insurance Co. Ltd. ADR	6,800	449,072
China Unicom Hong Kong Ltd. ADR	20,000	224,000
CNOOC, Ltd. ADR	1,200	167,796
PetroChina Co. Ltd. ADR	1,300	144,937
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	352,268

		1,532,309

Pacific/Asia Market Indexes — 3.5%
Claymore/AlphaShares China Small Cap	16,000	388,560
iPath MSCI — India*	7,500	178,350
iShares FTSE/Xinhua China 25 Index Fund	8,800	337,568
iShares MSCI — Taiwan	27,000	325,890

		1,230,368

Pacific/Asia Mid Cap Stocks — 3.2%
Mindray Medical International Ltd.	7,000	244,090
New Oriental Education & Technology Group, Inc.*	4,500	306,000
Sims Metal Management Limited ADR	13,000	244,400
Sinopec Shanghai Petrochemical Co., Ltd.*	9,000	311,490

		1,105,980

Scandinavia Mid Cap Stocks — 1.3%
Autoliv, Inc.	11,000	470,910

United Kingdom Large Cap Stocks — 0.7%
GlaxoSmithKline PLC ADR	6,000	234,060

U.S. Large Cap Stocks — 12.0%
Amazon.com, Inc.	1,400	175,574
Amdocs Ltd.*	7,000	200,130

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Apple, Inc.*	1,200	$230,544
CA Inc.	13,800	304,152
Chevron Corp.	3,000	216,360
Cisco Systems, Inc.*	7,200	161,784
Dell, Inc.*	10,300	132,870
Diamond Offshore Drilling, Inc.	2,000	183,060
eBay, Inc.*	7,000	161,140
Franklin Resources, Inc.	3,000	297,090
Google, Inc.*	400	211,768
Hewlett-Packard Company	3,700	174,159
Intel Corporation	8,400	162,960
International Business Machines Corp.	1,500	183,585
L-3 Communications Holdings, Inc.	2,000	166,680
Medco Health Solutions, Inc.*	5,000	307,400
Microsoft Corporation	5,600	157,808
Oracle Corp.	7,700	177,562
QUALCOMM, Inc.	3,500	137,165
Precision Castparts Corp.	4,300	452,575

		4,194,366

U.S. Micro Cap Stocks — 9.3%
ACCO Brands Corp.*	20,500	157,850
Almost Family, Inc.*	6,000	218,160
Atrion Corp.	1,000	141,170
AZZ, inc.	12,200	366,976
DXP Enterprises, Inc.*	31,600	413,644
Aviat Networks, Inc.*	17,000	122,230
IMAX Corp.*	14,000	179,200
Interline Brands, Inc.*	14,500	243,600
North American Galvanizing & Coatings, Inc.*	60,500	306,130
Palomar Medical Technologies, Inc.*	17,500	161,000
Powell Industries, Inc.*	7,200	210,312
Rochester Medical Corp.*	15,000	181,500
Smith Micro Software, Inc.*	27,000	209,250
Supertex, Inc.*	7,700	184,415
Walter Investment Management Corp.	10,999	149,366

		3,244,803

U.S. Mid Cap Stocks — 19.1%
Alliant Techsystems, Inc.*	3,500	276,395
Ansys, Inc.*	4,500	188,370
Cliffs Natural Resources, Inc.	16,000	639,200
CONSOL Energy, Inc.	4,000	186,440
Flowserve Corp.	4,000	360,680
FMC Corp.	5,800	295,452

	Shares	Value
FMC Technologies, Inc.*	3,000	$159,510
Greenhill & Co., Inc.	2,300	178,940
Harris Corp.	6,600	283,272
Inverness Medical Innovations, Inc.*	14,000	565,180
Laboratory Corporation of America Holdings, Inc.*	2,500	177,750
Legg Mason, Inc.	6,000	154,680
LKQ Corp.	14,500	271,875
Macy’s, Inc.	14,000	223,020
Micros Systems, Inc.*	9,000	257,220
Nalco Holding Co.	21,000	495,180
Netflix, Inc.*	5,000	311,250
Pride International, Inc.*	6,000	177,600
SEI Investments Co.	15,900	281,589
Spirit AeroSystems Holdings, Inc.*	20,000	429,000
SPX Corp.	5,000	272,200
Terra Industries, Inc.	7,500	237,000
Waste Connnections, Inc.*	7,700	247,709

		6,669,512

U.S. Small Cap Stocks — 24.1%
Amedisys, Inc.*	4,500	247,275
Bio-Rad Laboratories, Inc.*	1,400	130,452
Cabela’s, Inc.*	16,000	257,920
Cal Dive International, Inc.*	24,000	168,960
Curtiss-Wright Corp.	4,600	140,576
Gymboree Corp.*	4,800	187,248
Hexcel Corp.*	32,000	352,000
Hubbell, Inc. Class B	2,800	120,568
Huron Consulting Group, Inc.*	7,000	166,880
ICU Medical, Inc.*	6,000	208,680
Jones Lang LaSalle, Inc.	6,200	353,462
Landstar Systems, Inc.	4,300	156,047
Littlefuse, Inc.*	5,000	150,300
Lubrizol Corp.	2,900	213,701
Mednax Services, Inc.*	4,800	272,928
National Presto Industries, Inc.	1,400	160,328
NCR Corp.*	18,000	215,460
NewMarket Corp.	1,500	135,330
Orbital Sciences Corp.*	16,100	254,541
Panera Bread Co.*	3,500	249,970
Parametric Technology Group	16,000	264,960
Parexel International Corp.*	16,000	309,440
Park Electrochemical Corp.	5,200	136,500
ProAssurance Corporation*	2,900	147,204

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Quality Systems, Inc.	3,000	$154,620
St. Mary Land & Exploration Co.	6,600	211,464
Teledyne Technologies, Inc.*	6,300	234,738
Tessera Technologies, Inc.*	9,000	154,530
Thomas & Betts Corp.*	3,700	124,912
Toro Co.	4,900	190,855
Towers Watson & Co.	3,700	161,431
Tractor Supply Company*	4,100	206,927
Triumph Group, Inc.	6,700	341,231
WABCO Holdings, Inc.*	7,000	180,950
Walter Energy, Inc.	4,000	259,680
Willbros Group, Inc.*	10,000	152,900
WMS Industries, Inc.*	6,600	244,728
Woodward Governor, Inc.	22,000	559,460
Zenith National Insurance Corp.	8,500	237,150

		8,416,306

Total Investments — 98.5% (cost $25,919,962)		34,455,321
Other Assets in Excess of Liabilities — 1.5%		519,462

Net Assets — 100.0%		$34,974,783

Costfor federal income tax purposes $25,919,962.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$9,098,993
Excess of tax cost over value	563,634

Net Appreciation	$8,535,359

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2010 (as a percentage of total investments).

API INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2010

	Principal/ Shares	Value
Emerging Markets Debt — 4.1%
AllianceBernstein Global High Income Fund, Inc.	12,600	$171,234
DWS Global High Income Fund, Inc.	33,000	238,260
Templeton Emerging Markets Income Fund	11,700	164,385
Western Asset Emerging Markets Debt Fund, Inc.	23,949	423,418
Western Asset Emerging Markets Income Fund, Inc.	41,000	514,140
Western Asset Worldwide Income Fund, Inc.	20,000	260,800

		1,772,237

Global Corporate Bonds — 14.0%
Advent/Claymore Enhanced Growth & Income Fund	26,300	282,725
BlackRock Credit Allocation Income Trust I, Inc.	20,500	174,865
BlackRock Credit Allocation Income Trust II, Inc.	29,000	288,550
Evergreen Multi-Sector Income Fund	28,500	406,125
First Trust/Aberdeen Global Opportunity Income Fund	32,000	527,040
First Trust Strategic High Income Fund III	164,000	697,000
Helios Multi-Sector High Income Fund	33,000	151,800
Helios Strategic Income Fund, Inc.	40,000	215,200
Highland Credit Strategies Fund	56,000	370,160
ING Clarion Global Real Estate Income Fund	62,000	410,440
Managed High Yield Plus Fund, Inc.	259,000	572,390
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	227,700
Putnam High Income Securities Fund	44,500	326,630
Van Kampen Dynamic Credit Opportunities Fund	25,500	320,025
Western Asset Global High Income Fund, Inc.	58,000	640,900
Western Asset High Income Fund II, Inc.	18,000	165,780
Western Asset Managed High Income Fund, Inc.	45,200	264,420

		6,041,750

Global Government Bonds — 1.7%
Nuveen Multi-Currency Short Term Government Income	11,500	180,550
Western Asset Global Partners Income Fund, Inc.	48,000	562,080

		742,630

	Principal/ Shares	Value
Global Large Cap Stocks — 2.3%
Alpine Total Dynamic Dividend Fund	16,000	$136,160
Cohen & Steers Global Income Builder, Inc.	19,000	202,730
Eaton Vance Tax-Advantaged Global Dividend Income Fund	20,000	259,600
First Trust Active Dividend Income Fund	21,000	260,400
ING Global Equity Dividend & Premium Opportunity Fund	13,000	158,990

		1,017,880

Global Market Indexes — 0.5%
Old Mutual/Claymore Long-Short Fund	28,000	225,400

International Corporate Bonds — 0.6%
DWS Multi-Market Income Trust	28,200	255,774

International Large Cap Stocks — 1.5%
BlackRock International Growth and Income Trust	27,000	287,010
Nicholas-Applegate International & Premium Strategy Fund	24,000	342,960

		629,970

U.S. Corporate Bonds — 65.1%
Advent/Claymore Global Convertible Securities & Income Fund	72,000	575,280
American Income Fund, Inc.	52,000	407,160
American Select Portfolio, Inc.	34,000	404,260
American Strategic Income Portfolio, Inc.	16,000	192,320
American Strategic Income Portfolio, Inc. II	55,000	567,600
American Strategic Income Portfolio, Inc. III	38,000	339,720
BlackRock Corporate High Yield Fund, Inc.	22,000	149,820
BlackRock Corporate High Yield Fund III, Inc.	77,000	496,650
BlackRock Corporate High Yield Fund VI, Inc.	63,000	665,280
BlackRock Credit Allocation Income Trust IV	27,500	316,800
BlackRock Debt Strategies Fund, Inc.	146,000	540,200
BlackRock Diversified Income Strategies Fund, Inc.	42,000	418,320
BlackRock Global Opportunities Equity Trust	31,392	594,251
BlackRock High Income Shares	110,000	207,900
BlackRock Preferred Opportunity Trust	21,000	217,980
BlackRock Senior High Income Fund, Inc.	42,000	154,980
Calamos Convertible & High Income Fund	47,000	541,910
Calamos Convertible Opportunities & Income Fund	38,000	467,020
Calamos Strategic Total Return Fund	37,000	313,760
Chartwell Dividend & Income Fund, Inc.	173,000	629,720

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Claymore/Guggenheim Strategic Opportunities Fund	12,000	$201,960
Credit Suisse Asset Management Income Fund, Inc.	135,000	446,850
Credit Suisse High Yield Bond Fund, Inc.	133,000	371,070
Dreyfus High Yield Strategies Fund	230,000	867,100
Eaton Vance Credit Opportunities Fund	23,000	229,080
Eaton Vance Limited Duration Income Fund	10,500	162,015
Evergreen Income Advantage Fund	38,000	351,500
Evergreen Global Dividend Opportunity Fund	30,000	306,000
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	50,000	717,000
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	20,000	297,400
First Trust Strategic High Income Fund II	122,000	572,180
Helios Advantage Income Fund, Inc.	15,000	100,050
Helios High Income Fund, Inc.	15,000	102,600
iShares iBoxx $ High Yield Corporate Bond	23,500	2,026,170
John Hancock Patriot Premium Dividend Fund II	16,000	159,360
John Hancock Preferred Income Fund	12,000	203,640
John Hancock Preferred Income Fund III	11,000	160,930
Lehman Brothers Holdings, 0.0%, due 4/21/2023*	$1,000,000	213,750
MassMutual Corporate Investors	7,000	176,750
MFS Intermediate High Income Fund	42,000	110,040
Morgan Stanley, 8.375%, due 4/25/2023	$1,000,000	1,000,000
Morgan Stanley High Yield Fund, Inc.	32,000	177,920
Neuberger Berman High Yield Strategies Fund	14,200	168,412
Neuberger Berman Income Opportunity Fund, Inc.	77,000	485,100
Nicholas-Applegate Convertible & Income Fund	18,500	162,060
Nicholas-Applegate Convertible & Income Fund II	65,000	531,700
Nuveen Diversified Dividend & Income Fund	16,000	152,000
Nuveen Multi-Strategy Income & Growth Fund	47,000	346,860
Nuveen Quality Preferred Income Fund	31,000	206,770
Nuveen Quality Preferred Income Fund 2	29,000	214,020
Pacholder High Yield Fund, Inc.	60,000	445,800
PIMCO Corporate Income Fund	19,000	276,070
PIMCO Corporate Opportunity Fund	10,500	155,085
PIMCO Income Opportunity Fund	11,000	243,210
Pioneer Diversified High Income Trust	15,200	275,880
Pioneer High Income Trust	23,000	338,330

	Principal/ Shares	Value
PowerShares Financial Preferred	102,000	$1,675,860
PowerShares High Yield Corporate Bond	92,000	1,627,480
Putnam Master Intermediate Income Trust	69,000	422,970
Putnam Premier Income Trust	98,000	599,760
SPDR Barclays Capital High Yield Bond	53,500	2,080,080
Van Kampen High Income Trust II	18,000	265,680
Van Kampen Senior Income Trust	75,000	343,500

		28,170,923

U.S. Government Bonds & Notes — 0.2%
Helios Strategic Mortgage Income Fund, Inc.	17,000	103,870

U.S. Large Cap Stocks — 3.4%
BlackRock Enhanced Capital and Income Fund	21,000	298,200
BlackRock Enhanced Dividend Achievers Trust	15,000	125,550
Eaton Vance Tax-Advantaged Dividend Income Fund	13,500	200,205
Gabelli Equity Trust, Inc.	29,000	142,390
Nuveen Tax-Advantaged Dividend Growth Fund	16,000	174,240
Nuveen Tax-Advantaged Total Return Strategy Fund	29,000	297,830
Small Cap Premium Dividend Income Fund, Inc.	25,000	235,000

		1,473,415

U.S. Market Indexes — 0.3%
NASDAQ Premium Income & Growth Fund	9,000	112,140

U.S. REIT’s — 3.5%
Annaly Capital Management, Inc.	87,500	1,520,750

Total Investments — 97.2% (cost $36,389,109)		42,066,739
Other Assets in Excess of Liabilities — 2.8%		1,230,600

Net Assets — 100.0%		$43,297,339

Costfor federal income tax purposes $36,389,109.
Theaggregate gross unrealized appreciation (depreciation)for allsecurities is as follows:
Excess of value over tax cost	$6,615,753
Excess of tax cost over value	938,123

Net Appreciation	$5,677,630

*	Bond is in default at January 31, 2010.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2010 (as a percentage of total investments).

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

January 31, 2010

	Shares	Value
Emerging Markets Growth — 14.4%
iShares MSCI — South Africa Index	6,000	$315,780
PowerShares DWA Emerging Markets Technical Leaders*	20,000	268,600
SPDR S&P Emerging Asia Pacific ETF	14,000	958,440
SPDR S&P Emerging Europe ETF	28,000	1,196,440
SPDR S&P Emerging Markets Small Cap	4,000	180,440

		2,919,700

Emerging Markets Value — 4.9%
Vanguard Emerging Markets	26,000	995,280

Europe Large Cap Stocks — 0.4%
Telefonica SA ADR	1,300	93,080

Europe Market Indexes — 4.2%
iShares S&P Europe 350	12,000	436,680
SPDR DJ EURO STOXX 50 ETF	11,000	411,840

		848,520

Europe Mid Cap Stocks — 3.3%
iShares MSCI — Austria Index	36,000	676,800

Global Market Indexes — 5.1%
iShares S&P North American Technology - Multimedia Networking Index	41,500	1,046,630

International Market Indexes — 12.8%
iShares MSCI Turkey Investable Market Index	18,000	1,002,060
Revenue Shares ADR Fund	8,000	275,039
SPDR S&P BRIC 40 ETF	43,000	979,974
SPDR S&P International Dividend	2,500	130,000
WisdomTree India Earnings	9,000	188,190

		2,575,263

Japan Large Cap Stocks — 1.0%
WisdomTree Japan Total Dividend	5,000	199,600

Japan Market Indexes — 2.8%
SPDR Russell/Nomura Prime Japan	6,000	223,500
SPDR Russell/Nomura Small Cap Japan	9,000	340,650

		564,150

Japan Small Cap Stocks — 1.0%
WisdomTree Japan SmallCap Dividend	5,000	194,791

Latin America Market Indexes — 10.0%
iShares MSCI — Brazil Index	17,000	1,099,560
iShares MSCI — Mexico Investable Market Index	14,000	644,000
Market Vectors Brazil Small-Cap ETF	7,100	296,993

		2,040,553

	Shares	Value
Pacific/Asia Large Cap Stocks — 1.0%
Cheung Kong Holdings ADR	7,700	$90,475
Westpac Banking Corporation ADR	1,100	115,258

		205,733

Pacific/Asia Market Indexes — 14.7%
iShares FTSE/Xinhua China 25 Index Fund	25,200	966,672
iShares MSCI — Singapore Index	98,000	1,056,440
iShares MSCI Thailand Investable Market Index	24,000	953,040

		2,976,152

Pacific/Asia Mid Cap Stocks — 4.9%
iShares MSCI — Australia Index	47,000	991,700

United Kingdom Market Indexes — 2.3%
iShares MSCI — United Kingdom Index	30,000	462,900

U.S. Large Cap Stocks — 5.7%
Apple, Inc.*	1,200	230,544
Cisco Systems, Inc.*	6,900	155,043
Google, Inc.*	300	158,826
Hewlett-Packard Company	3,500	164,745
International Business Machines Corp.	1,400	171,346
Intel Corporation	7,800	151,320
Nike, Inc. Class B	2,000	127,500

		1,159,324

U.S. Market Indexes — 6.5%
iShares Dow Jones U. S. Index	18,000	962,984
ProShares Ultra Dow 30	9,000	367,290

		1,330,274

U.S. Small Cap Stocks — 2.5%
Apollo Investment Corp.	18,700	192,610
JDA Software Group, Inc.	4,000	104,840
PICO Holdings, Inc.*	7,000	219,730

		517,180

Total Investments — 97.5% (cost $18,598,835)		19,797,630
Other Assets in Excess of Liabilities — 2.5%		513,488

Net Assets — 100.0%		$20,311,118

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS, Continued

Costfor federal income tax purposes $18,598,835.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$2,776,673
Excess of tax cost over value	1,577,878

Net Appreciation	$1,198,795

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2010 (as a percentage of total investments).

API VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2010

	Shares	Value
Emerging Markets Growth — 8.0%
SPDR S&P Emerging Asia Pacific ETF	12,400	$848,904
SPDR S&P Emerging Markets ETF	15,000	891,150

		1,740,054

Europe Large Cap Stocks — 1.1%
Novartis AG ADR	4,500	240,885

Global Large Cap Stocks — 0.3%
Total SA ADR	1,000	57,590

International Large Cap Stocks — 1.5%
Rio Tinto PLC ADR	800	155,216
Syngenta AG ADS	3,500	178,710

		333,926

Latin America Large Cap Stocks — 7.3%
Banco Bradesco SA ADR	9,680	160,301
Companhia de Bebidas Das Americas ADR	3,400	314,704
Companhia Sideurgica Nacional ADR	7,500	218,400
Gerdau SA ADR	14,700	197,715
Itau Unibanco Banco Multiplo SA ADR	17,545	336,162
Petroleo Brasileiro ADR	4,000	162,280
Vale SA ADR	7,800	201,162

		1,590,724

Latin America Mid Cap Stocks — 1.3%
Companhia Energetica de Minas Gerais ADR	8,250	137,528
Companhia Paranaense de Energia ADR	7,000	142,450

		279,978

United Kingdom Large Cap Stocks — 0.8%
BP PLC ADR	3,200	179,584

U.S. Large Cap Stocks — 30.4%
AGL Resources, Inc.	11,000	388,190
Amgen, Inc.*	3,000	175,440
Applied Materials, Inc.	20,000	243,600
Baker Hughes, Inc.	3,500	158,480
Boeing Company	15,000	909,000
Chevron Corp.	5,000	360,600
Chubb Corporation	10,000	500,000
eBay, Inc.*	8,000	184,160
Goldman Sachs Group, Inc.	5,500	817,960
Infosys Technologies Ltd.*	3,500	181,685
International Business Machines, Inc.	1,000	122,390
Intuit, Inc.*	6,500	192,465
Lowe’s Companies, Inc.	8,700	188,355
National Oilwell Varco, Inc.	4,000	163,600

	Shares	Value
Noble Energy, Inc.	1,800	$133,092
Omnicom Group, Inc.	4,000	141,200
Precision Castparts Corp.	2,000	210,500
Sempra Energy	2,200	111,650
Spectra Energy Corp.	5,900	125,375
Sysco Corp.	9,400	263,106
Travelers Companies, Inc.	4,000	202,680
United Technologies Corp.	6,000	404,880
Valero Energy Corp.	10,000	184,200
Walgreen Co.	7,500	270,375

		6,632,983

U.S. Micro Cap Stocks — 12.0%
Cohu, Inc.	8,400	108,780
Colonial Properties Trust	20,000	220,200
Exar Corp.*	13,400	94,202
Federal Signal Corp.	25,000	162,250
Foot Locker, Inc.	12,500	141,125
Houston American Energy Corp	100,000	784,000
Imation Corp.	13,000	116,220
Methode Electronics, Inc.	26,000	285,740
PolyOne Corp.*	46,000	342,700
VSE Corp.	3,500	177,345
Wintrust Financial Corporation	5,000	173,700

		2,606,262

U.S. Mid Cap Stocks — 18.1%
Albemarle Corp.	5,000	178,600
Ball Corp.	5,300	269,187
Bunge Ltd.	2,300	135,217
Cabot Corp.	4,000	103,120
Covance, Inc.*	2,500	145,275
Dr. Pepper Snapple Group, Inc.	5,500	152,130
FMC Corp.	2,000	101,880
Goodrich Corp.	3,000	185,730
Greif, Inc.	3,000	145,080
Harsco Corp.	3,000	89,280
International Paper Co.	8,300	190,153
Kinetic Concepts, Inc.*	3,500	144,515
M & T Bank Corp.	2,059	151,851
Magellan Midstream Partners, L.P.	3,000	126,000
Packaging Corp. of America	6,500	143,325
Principal Financial Group, Inc.	6,000	138,300
Rockwell Collins, Inc.	4,000	212,760
Silgan Holdings, Inc.	10,000	518,500

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Smith International, Inc.	12,000	$363,840
Teradata Corp.*	6,500	181,805
Weyerhaeuser Co.	7,000	279,300

		3,955,848

U.S. Small Cap Stocks — 17.4%
A. O. Smith Corp.	2,100	89,418
Arch Chemicals, Inc.	4,000	111,840
Astec Industries, Inc.*	4,000	99,560
Belden CDT, Inc.	23,000	525,090
Brown Shoe Company, Inc.	32,000	392,000
Cytec Industries, Inc.	13,000	485,030
EarthLink, Inc.	22,000	178,420
Fair Isacc Corp.	5,100	111,843
Gardner Denver, Inc.	4,000	159,400
Graco, Inc.	14,000	373,660
Healthcare Services Group, Inc.	6,000	123,000
Investment Technology Group, Inc.*	5,900	120,950
Men’s Wearhouse, Inc.	8,900	179,335
National Presto Industries, Inc.	1,400	160,328
99 Cents Only Stores*	11,500	149,960
OM Group, Inc.*	2,000	65,240
Par Pharmaceutical Companies, Inc.*	15,000	394,800
Woodward Governor, Inc.	3,000	76,290

		3,796,164

Total Investments — 98.2% (cost $16,488,754)		21,413,998
Other Assets in Excess of Liabilities — 1.8%		392,948

Net Assets — 100.0%		$21,806,946

Costfor federal income tax purposes $16,488,754.
Theaggregate gross unrealized appreciation (depreciation)for allsecurities is as follows:
Excess of value over tax cost	$5,409,984
Excess of tax cost over value	484,740

Net Appreciation	$4,925,244

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2010 (as a percentage of total investments).

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2010

	Shares	Value
Growth Funds — 32.2%
API Efficient Frontier Growth Fund*	708,652	$5,350,321

Income Funds — 32.7%
API Efficient Frontier Capital Income Fund	177,353	5,427,014

Value Funds — 32.7%
API Efficient Frontier Value Fund	526,432	5,438,041

Total Investments — 97.6% (cost $13,650,158)		16,215,376
Other Assets in Excess of Liabilities — 2.4%		393,342

Net Assets — 100.0%		$16,608,718

Costfor federal income tax purposes $13,658,000.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$2,598,160
Excess of tax cost over value	40,784

Net Appreciation	$2,557,376

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2010

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers, at value (identified cost of $14,266,564, $25,919,962, $36,389,109, $18,598,835, and $16,488,754, respectively)	$17,854,330	$34,455,321	$42,066,739	$19,797,630	$21,413,998
Investments in affiliated issuers, at value (identified cost of $13,650,158)						$16,215,376
Cash	678,259	592,121	1,659,672	565,701	429,054	300,258
Dividends and interest receivable	26,713	17,464	33,752		13,929
Receivable for securities sold			1,188,325
Receivable for shareholder purchases	46	685	278,776	669	685	123,766
Other assets	6,514	12,262	12,129	7,336	7,544	4,871

Total assets	18,565,862	35,077,853	45,239,393	20,371,336	21,865,210	16,644,271

Liabilities
Payable for shareholder redemptions		1,198		1,095	120
Accrued distribution fees	8,586	23,085	25,161	15,452	11,270	13,302
Accrued advisory fees	9,951	31,792	14,181	12,892	17,451	4,327
Accrued accounting service fees	3,683	3,394	3,431	3,260	3,270
Payable for securities purchased			1,859,629
Other accrued expenses	24,536	43,601	39,652	27,519	26,153	17,924

Total liabilities	46,756	103,070	1,942,054	60,218	58,264	35,553

Net assets	$18,519,106	$34,974,783	$43,297,339	$20,311,118	$21,806,946	$16,608,718

Shares of beneficial interest (unlimited number of no par value shares authorized (Note 6)
Class A: Shares outstanding	232,486	1,286,344	1,179,173	318,009	758,670	137,131

Net asset value per share	$30.60	$7.55	$11.24	$10.39	$10.33	$22.13

Maximum offering price per share	$32.47	$8.01	$11.93	$11.02	$10.96	$23.48

Class C: Shares outstanding	257,438	3,585,972	2,750,053	1,725,103	1,427,601

Net asset value per share	$29.56	$7.05	$10.92	$9.86	$9.79

Class D: Shares outstanding	125,725

Net asset value per share	$30.19

Class L: Shares outstanding						616,108

Net asset value per share						$22.03

Net assets consist of
Paid-in capital	$20,496,978	$44,671,793	$38,420,198	$26,880,117	$29,447,239	$14,051,342
Undistributed net investment income	80,536		180,824	24,338
Accumulated net realized gain (loss) from security transactions	(5,646,174)	(18,232,369)	(981,313)	(7,792,132)	(12,565,537)	(7,842)
Unrealized appreciation on investments	3,587,766	8,535,359	5,677,630	1,198,795	4,925,244	2,565,218

Net assets applicable to outstanding shares of beneficial interest	$18,519,106	$34,974,783	$43,297,339	$20,311,118	$21,806,946	$16,608,718

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Period Ended January 31, 2010

	Capital Income Fund (1)	Growth Fund (1)	Income Fund (1)	Multiple Index Fund (1)	Value Fund (1)	Master Allocation Fund (2)
Investment Income
Dividends from unaffiliated issuers	$366,247	$317,918	$2,265,799	$392,383	$273,811
Dividends from affiliated issuers						$72,966
Other income	4,818	57,952
Interest	150	375	57,509	124	129	25

Total income	371,215	376,245	2,323,308	392,507	273,940	72,991

Expenses
Investment advisory fees	70,690	233,506	86,689	96,771	127,467	29,654
Distribution fees
Class C	50,166	176,801	176,004	116,330	85,906
Class D	12,726
Class A						8,582
Class L						82,426
Accounting service fees	28,028	25,828	25,660	24,875	24,909
Transfer agent fees	51,716	69,501	47,280	52,520	46,034	29,168
Custodial fees	3,198	3,399	3,883	2,626	3,100	3,453
Professional fees	13,539	25,512	30,747	14,987	15,421	59,509
Registration fees	25,082	21,380	23,628	21,713	18,107	44,450
Trustee fees	3,759	7,356	5,556	4,478	4,478	1,343
Insurance	9,768	17,083	9,055	11,059	11,088	1,715
Shareholder reports	7,265	17,602	12,320	10,445	8,809	17,485
Miscellaneous	14,742	19,617	17,352	12,365	13,938	9,590

Total operating expenses	290,679	617,585	438,174	368,169	359,257	287,375

Net investment income (loss)	80,536	(241,340)	1,885,134	24,338	(85,317)	(214,384)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issuers	(138,086)	(59,972)	1,843,567	384,592	1,424,118
Net realized gain (loss) from security transactions in affiliated issuers						(7,842)
Change in unrealized appreciation on investments in unaffiliated issuers	2,671,215	5,804,187	3,641,037	2,493,512	2,746,716
Change in unrealized appreciation on investments in affiliated issuers						2,565,218

Net realized an unrealized gain (loss) on investments	2,533,129	5,744,215	5,484,604	2,878,104	4,170,834	2,557,376

Net increase (decrease) in net assets resulting from operations	$2,613,665	$5,502,875	$7,369,738	$2,902,442	$4,085,517	$2,342,992

(1)	For 2010, the Fund changed its year end to January 31.

(2)	The Fund commenced operations on March 19, 2009.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Year Ended May 31, 2009

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Investment income
Dividends	$736,397	$982,280	$911,165	$647,464	$726,917
Interest	48,748	7,043	330,111	7,309	9,862

Total income	785,145	989,323	1,241,276	654,773	736,779

Expenses
Investment advisory fees	111,159	362,520	51,460	164,780	219,362
Distribution fees:
Class C	111,135	331,410	119,376	199,316	192,194
Class D	25,261
Accounting service fees	41,853	38,625	36,286	37,354	37,437
Transfer agent fees	80,021	113,646	56,819	78,736	74,429
Custodial fees	5,287	6,801	5,012	5,207	7,596
Professional fees	31,943	59,525	30,629	38,217	39,462
Registration fees	28,753	27,283	26,063	26,813	25,335
Trustee fees	6,689	14,531	3,842	9,081	9,531
Insurance	15,939	32,589	8,579	21,257	20,923
Shareholder reports	7,176	12,593	5,106	8,433	8,649
Miscellaneous	23,925	31,732	17,880	23,411	24,089

Total operating expenses	489,141	1,031,255	361,052	612,605	659,007

Net investment income (loss)	296,004	(41,932)	880,224	42,168	77,772

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(5,667,972)	(18,234,280)	(1,935,611)	(8,176,724)	(13,990,702)
Capital gain distributions from mutual funds	159,623	61,883
Change in unrealized appreciation on investments	(4,565,958)	(8,536,485)	2,018,208	(10,212,346)	(5,633,893)

Net realized and unrealized gain (loss) on investments	(10,074,307)	(26,708,882)	82,597	(18,389,070)	(19,624,595)

Net increase (decrease) in net assets resulting from operations	$(9,778,303)	$(26,750,814)	$962,821	$(18,346,900)	$(19,546,823)

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended January 31, 2010

	Capital Income Fund (1)	Growth Fund (1)	Income Fund (1)	Multiple Index Fund (1)	Value Fund (1)	Master Allocation Fund (2)
Operations
Net investment income (loss)	$80,536	$(241,340)	$1,885,134	$24,338	$(85,317)	$(214,384)
Net realized gain (loss) from security transactions	(138,086)	(59,972)	1,843,567	384,592	1,424,118	(7,842)
Net change in unrealized appreciation on investments	2,671,215	5,804,187	3,641,037	2,493,512	2,746,716	2,565,218

Increase in net assets resulting from operations	2,613,665	5,502,875	7,369,738	2,902,442	4,085,517	2,342,992

Distributions
From net investment income:
Class A	(49,298)		(369,246)	(22,038)	(51,345)
Class C	(13,345)		(1,466,754)	(20,130)	(25,380)
Class D	(16,493)

	(79,136)		(1,836,000)	(42,168)	(76,725)

Change in net assets from fund share transactions:
Class A	2,503,865	4,259,513	11,291,582	(83,356)	1,758,646	2,513,683
Class C	(2,137,684)	(4,780,857)	5,785,343	(1,800,816)	(3,555,496)
Class D	(328,439)
Class L						11,752,043

Increase (decrease) in net assets resulting from capital share transactions	37,742	(521,344)	17,076,925	(1,884,172)	(1,796,850)	14,265,726

Total increase in net assets	2,572,271	4,981,531	22,610,663	976,102	2,211,942	16,608,718
Net assets
Beginning of the period	15,946,835	29,993,252	20,686,676	19,335,016	19,595,004	—

End of period	$18,519,106	$34,974,783	$43,297,339	$20,311,118	$21,806,946	$16,608,718

Undistributed net investment income	$80,536	—	$180,824	$24,338	—	—

(1)	For 2010, the Fund changed its year end to January 31.

(2)	The Fund commenced operations on March 19, 2009.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2009

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$296,004	$(41,932)	$880,224	$42,168	$77,772
Net realized gain (loss) from security transactions	(5,667,972)	(18,234,280)	(1,935,611)	(8,176,724)	(13,990,702)
Capital gain distributions from mutual funds	159,623	61,883
Net change in unrealized appreciation on investments	(4,565,958)	(8,536,485)	2,018,208	(10,212,346)	(5,633,893)

Increase (decrease) in net assets resulting from operations	(9,778,303)	(26,750,814)	962,821	(18,346,902)	(19,546,823)

Distributions
From net investment income:
Class A	(34,048)		(59,539)
Class C	(130,308)		(788,306)
Class D	(69,929)

	(234,285)		(847,845)

From net realized gain on security transactions:
Class A	(141,812)	(514,752)		(164,897)	(82,865)
Class C	(848,502)	(6,094,294)		(1,040,582)	(588,322)
Class D	(364,674)

	(1,354,988)	(6,609,046)		(1,205,479)	(671,187)

Change in net assets from Fund share transactions:
Class A	1,702,068	1,903,955	478,900	(572,010)	2,438,849
Class C	(555,451)	(2,517)	7,196,527	(652,259)	(2,875,412)
Class D	(1,134,530)

Increase (decrease) in net assets resulting from capital share transactions	12,087	1,901,438	7,675,427	(1,224,269)	(436,563)

Total increase (decrease) in net assets	(11,355,489)	(31,458,422)	7,790,403	(20,776,650)	(20,654,573)
Net assets
Beginning of year	27,302,324	61,451,674	12,896,273	40,111,666	40,249,577

End of year	$15,946,835	$29,993,252	$20,686,676	$19,335,016	$19,595,004

Undistributed net investment income	$79,653	—	$131,690	$42,168	$77,772

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2008

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$376,188	$(409,079)	$260,009	$44,463	$75,986
Net realized gain (loss) from security transactions	2,673,951	6,879,286	(69,317)	3,582,817	2,737,704
Capital gain distributions from mutual funds		21,968
Net change in unrealized appreciation on investments	(3,540,770)	(6,086,107)	(7,854)	(3,837,885)	(3,621,631)

Increase (decrease) in net assets resulting from operations	(490,631)	406,068	182,838	(210,605)	(807,941)

Distributions
From net investment income:
Class A	(80,932)	(42,480)	(21,813)	(79,269)	(49,044)
Class C	(312,606)	(179,241)	(257,241)	(298,710)	(288,950)
Class D	(197,573)

	(591,111)	(221,721)	(279,054)	(377,979)	(337,994)

From net realized gain on security transactions:
Class A	(183,011)	(100,926)		(420,611)	(442,251)
Class C	(924,193)	(1,239,692)		(2,689,107)	(4,364,075)
Class D	(505,596)

	(1,612,800)	(1,340,618)		(3,109,718)	(4,806,326)

Change in net assets from Fund share transactions:
Class A	457,549	(320,254)	192,923	1,408,203	147,839
Class C	(1,054,550)	(4,616,635)	13,325	(860,692)	245,819
Class D	(807,117)

Increase (decrease) in net assets resulting from capital share transactions	(1,404,118)	(4,936,889)	206,248	547,511	393,658

Total increase (decrease) in net assets	(4,098,660)	(6,093,160)	110,032	(3,150,791)	(5,558,603)
Net assets
Beginning of year	31,400,984	67,544,834	12,786,241	43,262,457	45,808,180

End of year	$27,302,324	$61,451,674	$12,896,273	$40,111,666	$40,249,577

Undistributed net investment income	$17,934	—	$99,311	—	—

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)(4)
		2009 (3)	2008 (3)	2007 (3)	2006 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$26.19	$43.34	$47.76	$37.36	$37.06	$33.56

Income from investment operations
Net investment income (5)	0.24	0.68	0.94	1.04	0.56	0.16
Net realized and unrealized gain (loss) on investments	4.39	(15.29)	(1.36)	10.88	2.98	3.62

Total income (loss) from investment operations	4.63	(14.61)	(0.42)	11.92	3.54	3.78

Distributions
From net investment income	(0.22)	(0.49)	(1.22)	(0.42)		(0.22)
From net realized gain on security transactions		(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions	(0.22)	(2.54)	(4.00)	(1.52)	(3.24)	(0.28)

Net asset value, end of year/period	$30.60	$26.19	$43.34	$47.76	$37.36	$37.06

Total return (6)	17.63%	(32.93)%	(0.93)%	32.42%	9.78%	11.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,114	$3,745	$3,491	$3,343	$2,414	$1,966
Ratio of expenses to average net assets (7)(8)	1.93%	1.90%	1.44%	1.43%	1.56%	1.72%
Ratio of net investment income to average net assets (7)(8)	1.22%	2.33%	2.09%	2.63%	1.45%	0.49%
Portfolio turnover rate	27%	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Commencement of operations was July 1, 2004.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

(8)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)(4)
		2009 (3)	2008 (3)	2007 (3)	2006 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$25.34	$42.10	$46.66	$36.70	$36.82	$33.56

Income from investment operations
Net investment income (loss) (5)	0.04	0.37	0.48	0.62	0.16	(0.16)
Net realized and unrealized gain (loss) on investments	4.23	(14.77)	(1.32)	10.66	2.96	3.62

Total income (loss) from investment operations	4.27	(14.40)	(0.84)	11.28	3.12	3.46

Distributions
From net investment income	(0.05)	(0.31)	(0.94)	(0.22)		(0.14)
From net realized gain on security transactions		(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions	(0.05)	(2.36)	(3.72)	(1.32)	(3.24)	(0.20)

Net asset value, end of year/period	$29.56	$25.34	$42.10	$46.66	$36.70	$36.82

Total return (6)	16.85%	(33.47)%	(1.90)%	31.12%	8.66%	10.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,610	$8,651	$15,797	$18,390	$11,585	$6,437
Ratio of expenses to average net assets (7)(8)	2.93%	2.90%	2.44%	2.43%	2.56%	2.72%
Ratio of net investment income (loss) to average net assets (7)(8)	0.22%	1.33%	1.09%	1.63%	0.45%	(0.50)%
Portfolio turnover rate	27%	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Commencement of operations was July 1, 2004.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

(8)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2009 (3)	2008 (3)	2007 (3)	2006 (3)	2005 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$25.85	$42.82	$47.32	$37.10	$37.02	$32.90

Income from investment operations
Net investment income (4)	0.14	0.52	0.70	0.96	0.36
Net realized and unrealized gain (loss) on investments	4.33	(15.05)	(1.34)	10.66	2.96	4.28

Total income (loss) from investment operations	4.47	(14.53)	(0.64)	11.62	3.32	4.28

Distributions
From net investment income	(0.13)	(0.39)	(1.08)	(0.30)		(0.10)
From net realized gain on security transactions		(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions	(0.13)	(2.44)	(3.86)	(1.40)	(3.24)	(0.16)

Net asset value, end of year/period	$30.19	$25.85	$42.82	$47.32	$37.10	$37.02

Total return (5)	17.27%	(33.18)%	(1.43)%	31.78%	9.18%	13.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,795	$3,551	$8,015	$9,668	$9,117	$12,926
Ratio of expenses to average net assets (6)(7)	2.43%	2.40%	1.94%	1.93%	2.06%	2.22%
Ratio of net investment income (loss) to average net assets (6)(7)	0.72%	1.83%	1.59%	2.13%	0.95%	(0.01)%
Portfolio turnover rate	27%	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)
		2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$6.36	$13.93	$14.12	$13.10	$11.38	$10.62

Income from investment operations
Net investment income (loss) (4)	(0.01)	0.06	0.04	0.08	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	1.20	(6.06)	0.20	2.92	1.81	0.89

Total income from investment (loss) operations	1.19	(6.00)	0.24	3.00	1.72	0.76

Distributions
From net investment income			(0.13)
From net realized gain on security transactions		(1.57)	(0.30)	(1.98)

Total distributions		(1.57)	(0.43)	(1.98)

Net asset value, end of year/period	$7.55	$6.36	$13.93	$14.12	$13.10	$11.38

Total return (5)	18.71%	(41.06)%	1.62%	24.73%	15.11%	7.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,706	$4,221	$5,016	$5,421	$4,262	$3,546
Ratio of expenses to average net assets (6)(7)	1.88%	1.94%	1.56%	1.59%	1.58%	1.72	% (8)
Ratio of net investment income (loss) to average net assets (6)(7)	(0.28)%	0.80%	0.26%	0.66%	(0.68)%	(1.12)%
Portfolio turnover rate	25%	99%	72%	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Commencement of operations was July 1, 2004.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

(8)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.78%.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$5.98	$13.40	$13.65	$12.85	$11.27	$10.30

Income from investment operations
Net investment loss (3)	(0.06)	(0.01)	(0.10)	(.04)	(0.21)	(0.23)
Net realized and unrealized gain (loss) on investments	1.13	(5.84)	0.19	2.82	1.79	1.20

Total income (loss) from investment operations	1.07	(5.85)	0.09	2.78	1.58	0.97

Distributions
From net investment income			(0.04)
From net realized gain on security transactions		(1.57)	(0.30)	(1.98)

Total distributions		(1.57)	(0.34)	(1.98)

Net asset value, end of year/period	$7.05	$5.98	$13.40	$13.65	$12.85	$11.27

Total return (4)	17.89%	(41.62)%	0.63%	23.43%	14.02%	9.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,269	$25,772	$56,436	$62,124	$52,082	$49,042
Ratio of expenses to average net assets (5)(6)	2.88%	2.94%	2.56%	2.59%	2.58%	2.72	% (7)
Ratio of net investment loss to average net assets (5)(6)	(1.28)%	(0.20)%	(0.74)%	(0.34)%	(1.68)%	(2.12)%
Portfolio turnover rate	25%	99%	72%	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.78%.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.20	$10.27	$10.31	$10.13	$10.53	$10.63

Income from investment operations
Net investment income (3)	0.69	0.66	0.31	0.32	0.43	0.20
Net realized and unrealized gain (loss) on investments	2.00	(1.11)	(0.06)	0.17	(0.46)	(0.20)

Total income (loss) from investment operations	2.69	(0.45)	0.25	0.49	(0.03)	—

Distributions
From net investment income	(0.65)	(0.62)	(0.29)	(0.31)	(0.37)	(0.10)

Total distributions	(0.65)	(0.62)	(0.29)	(0.31)	(0.37)	(0.10)

Net asset value, end of year/period	$11.24	$9.20	$10.27	$10.31	$10.13	$10.53

Total return (4)	30.00%	(3.25)%	2.48%	4.84%	(0.24)%	0.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,255	$1,276	$912	$720	$504	$9,334
Ratio of expenses to average net assets (5)(6)	1.20%	1.88%	1.70%	1.72%	1.71%	1.37	% (7)
Ratio of net investment income to average net assets (5)(6)	9.47%	7.76%	3.04%	3.30%	3.54%	1.92%
Portfolio turnover rate	33%	92%	98%	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.59%.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)
		2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.96	$10.02	$10.10	$9.98	$10.43	$10.62

Income from investment operations
Net investment income (4)	0.59	0.55	0.20	0.23	0.29	0.07
Net realized and unrealized gain (loss) on investments	1.96	(1.07)	(0.05)	0.14	(0.43)	(0.19)

Total income (loss) from investment operations	2.55	(0.52)	0.15	0.37	(0.14)	(0.12)

Distributions
From net investment income	(0.59)	(0.54)	(0.23)	(0.25)	(0.31)	(0.07)

Total distributions	(0.59)	(0.54)	(0.23)	(0.25)	(0.31)	(0.07)

Net asset value, end of year/period	$10.92	$8.96	$10.02	$10.10	$9.98	$10.43

Total return (5)	29.06%	(4.12)%	1.52%	3.71%	(1.36)%	(1.14)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,042	$19,411	$11,984	$12,066	$10,901	$4,634
Ratio of expenses to average net assets (6)(7)	2.20%	2.88%	2.70%	2.72%	2.71%	2.37	% (8)
Ratio of net investment income to average net assets (6)(7)	8.47%	6.76%	2.04%	2.30%	2.54%	0.92%
Portfolio turnover rate	33%	92%	98%	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Commencement of operations was July 1, 2004.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

(8)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.98	$16.84	$18.45	$14.45	$12.76	$11.80

Income from investment operations
Net investment income (loss) (3)	0.07	0.11	0.17	0.27	0.06	(0.08)
Net realized and unrealized gain (loss) on investments	1.41	(7.46)	(0.11)	4.22	2.32	1.04

Total income (loss) from investment operations	1.48	(7.35)	0.06	4.49	2.38	0.96

Distributions
From net investment income	(0.07)		(0.26)
From net realized gain on security transactions		(0.51)	(1.41)	(0.49)	(0.69)

Total distributions	(0.07)	(0.51)	(1.67)	(0.49)	(0.69)

Net asset value, end of year/period	$10.39	$8.98	$16.84	$18.45	$14.45	$12.76

Total return (4)	16.43%	(43.21)%	0.25%	31.48%	18.83%	8.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,303	$2,918	$6,278	$5,373	$3,926	$18,907
Ratio of expenses to average net assets (5)(6)	1.82%	1.77%	1.33%	1.35%	1.42%	1.58	% (7)
Ratio of net investment income (loss) to average net assets (5)(6)	1.02%	1.03%	0.98%	1.66%	0.46%	(0.68)%
Portfolio turnover rate	21%	75%	59%	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.68%.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)
		2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.54	$16.22	$17.89	$14.16	$12.65	$12.15

Income from investment operations
Net investment income (loss) (4)				0.10	(0.08)	(0.20)
Net realized and unrealized gain (loss) on investments	1.33	(7.17)	(0.10)	4.12	2.28	0.70

Total income from investment operations	1.33	(7.17)	(0.10)	4.22	2.20	0.50

Distributions
From net investment income	(0.01)		(0.16)
From net realized gain on security transactions		(0.51)	(1.41)	(0.49)	(0.69)

Total distributions	(0.01)	(0.51)	(1.57)	(0.49)	(0.69

Net asset value, end of year/period	$9.86	$8.54	$16.22	$17.89	$14.16	$12.65

Total return (5)	15.58%	(43.76)%	(0.72)%	30.20%	17.55%	4.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,008	$16,417	$33,834	$37,890	$27,790	$8,993
Ratio of expenses to average net assets (6)(7)	2.82%	2.77%	2.33%	2.35%	2.42%	2.58	% (8)
Ratio of net investment income (loss) to average net assets (6)(7)	0.02%	0.03%	(0.02)%	0.66%	(0.54)%	(1.68)%
Portfolio turnover rate	21%	75%	59%	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Commencement of operations was July 1, 2004.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

(8)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)
		2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.48	$16.56	$19.15	$17.06	$16.70	$15.57

Income from investment operations
Net investment income (loss) (4)		0.11	0.17	0.21	(0.05)	(0.19)
Net realized and unrealized gain (loss) on investments	1.92	(7.95)	(0.36)	4.34	2.50	1.69

Total income from investment operations	1.92	(7.84)	(0.19)	4.55	2.45	1.50

Distributions
From net investment income	(0.07)		(0.24)
From net realized gain on security transactions		(0.24)	(2.16)	(2.46)	(2.09)	(0.37)

Total distributions	(0.07)	(0.24)	(2.40)	(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$10.33	$8.48	$16.56	$19.15	$17.06	$16.70

Total return (5)	22.60%	(47.18)%	(0.50)%	28.80%	14.66%	9.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,838	$4,832	$4,060	$4,457	$3,492	$2,727
Ratio of operating expenses to average net assets (6)(7)	1.93%	1.93%	1.53%	1.51%	1.57%	1.76	% (8)
Ratio of total expenses to average net assets (6)(7)	1.93%	1.93%	1.53%	1.51%	1.57%	2.62	% (9)
Ratio of net investment income (loss) to average net assets (6)(7)	0.00%	1.11%	1.00%	1.18%	(0.28)%	(1.16)%
Portfolio turnover rate	32%	120%	74%	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Commencement of operations was July 1, 2004.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

(8)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 1.79%.

(9)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 2.65%.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.05	$15.89	$18.53	$16.73	$16.56	$14.96

Income from investment operations
Net investment income (loss) (3)	(0.06)	0.02	0.02	0.05	(0.21)	(0.35)
Net realized and unrealized gain (loss) on investments	1.82	(7.62)	(0.36)	4.21	2.47	2.32

Total income (loss) from investment operations	1.76	(7.60)	(0.34)	4.26	2.26	1.97

Distributions
From net investment income	(0.02)		(0.14)
From net realized gain on security transactions		(0.24)	(2.16)	(2.46)	(2.09)	(0.37)

Total distributions	(0.02)	(0.24)	(2.30)	(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$9.79	$8.05	$15.89	$18.53	$16.73	$16.56

Total return (4)	21.83%	(47.67)%	(1.38)%	27.58%	13.60%	13.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,969	$14,763	$36,190	$41,351	$31,550	$28,977
Ratio of operating expenses to average net assets (5)(6)	2.83%	2.83%	2.43%	2.41%	2.47%	2.66	% (7)
Ratio of total expenses to average net assets (5)(6)	2.83%	2.83%	2.43%	2.41%	2.47%	3.52	% (8)
Ratio of net investment income (loss) to average net assets (5)(6)	(0.90)%	0.21%	0.10%	0.28%	(1.18)%	(2.06)%
Portfolio turnover rate	32%	120%	74%	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 2.69%.

(8)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 3.55%.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Class A Shares (1)(2)
For the Period Ended January 31, 2010
For a share outstanding throughout each period
Net asset value, beginning of period	$15.00

Income from investment operations
Net investment income (loss) (3)	(0.32)
Net realized and unrealized gain on investments	7.45

Total income (loss) from investment operations	7.13

Net asset value, end of period	$22.13

Total return (4)	47.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,035
Ratio of expenses to average net assets (5)(6)	2.47%
Ratio of net investment loss to average net assets (5)(6)	(1.74)%
Portfolio turnover rate	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

Class L Shares (1)(2)
For the Period Ended January 31, 2010
For a share outstanding throughout each period
Net asset value, beginning of period	$15.00

Income from investment operations
Net investment income (loss) (3)	(0.42)
Net realized and unrealized gain on investments	7.45

Total income (loss) from investment operations	7.03

Net asset value, end of period	$22.03

Total return (4)	46.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,574
Ratio of expenses to average net assets (5)(6)	2.97%
Ratio of net investment income to average net assets (5)(6)	(2.24)%
Portfolio turnover rate	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2010

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund, except the Master Allocation Fund, offers Class C and Class A shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund. The Master Allocation Fund offers Class A and Class L shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Multiple Index Fund’s investment objective is maximum total return from capital growth and income. The Multiple Index Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2010, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$15,547,593	$—	$—	$15,547,593
Exchange Traded Funds	1,749,590	—	—	1,749,590
Limited Partnerships	557,147	—	—	557,147

Total	$17,854,330	$—	$—	$17,854,330

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$31,665,564	$—	$—	$31,665,564
Exchange Traded Funds	2,789,757	—	—	2,789,757

Total	$34,455,321	$—	$—	$34,455,321

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$31,922,649	$—	$—	$31,922,649
Exchange Traded Funds	7,409,590	—	—	7,409,590
Common Stocks(1)	1,520,750	—	—	1,520,750
Corporate Bonds	—	1,213,750	—	1,213,750

Total	$40,852,989	$1,213,750	$—	$42,066,739

Multiple Index Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Exchange Traded Funds	$17,822,313	$—	$—	$17,822,313
Common Stocks(1)	1,975,317	—	—	1,975,317

Total	$19,797,630	$—	$—	$19,797,630

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$19,410,416	$—	$—	$19,410,416
Exchange Traded Funds	1,740,054	—	—	1,740,054
Preferred Stocks	137,528	—	—	137,528
Limited Partnerships	126,000	—	—	126,000

Total	$21,413,998	$—	$—	$21,413,998

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Funds	$16,215,376	$—	$—	$16,215,376

(1)	See schedule of investments for segregation by the size of the company in which the Fund invests.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on the Funds’ financial statement disclosures.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Management has evaluated the impact of all subsequent events on the Funds through March 24, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Funds have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. During the period ended January 31, 2010, the Funds did not hold any derivative instruments.

3.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the period ended January 31, 2010, the Advisor received $28,028, $25,828, $25,660, $24,875, and $24,909 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively. For the year ended May 31, 2009, the Advisor received $41,853, $38,625, $36,286, $37,354, and $37,437 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively. The Advisor has voluntarily agreed to waive administrative services and accounting services fees for the Master Allocation Fund until that Fund’s assets reach $25 million.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Distribution Plan and Fees

The Trust has adopted a Rule 12b-1 Plan of Distribution for Class C and Class D shares providing for the payment of distribution and service fees to the Funds’ distributor. Class C shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Class C shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a fee of 0.90% of the Class C shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees.

The Trust has adopted a Rule 12b-1 Plan of Distribution for the Master Allocation Fund’s Class A and Class L shares providing for the payment of distribution and service fees to the Fund’s distributor. Class A shares pay a fee of 0.50% of Class A shares’ average daily net assets for distribution fees. Class L shares pay a fee of 1.00% of the Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

At a Special Meeting held January 22, 2010, Class A shareholders of the Income Fund approved a Plan of Distribution Pursuant to Rule 12b-1 for the Class A shares of the Fund. Under the Plan, Class A shares of the Income Fund pay the Fund’s distributor, beginning February 1, 2010, a fee of 0.75% of average daily net assets.

5.	Investment Activity

For the period ended January 31, 2010, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$4,793,943	$5,460,034	$—	$—
Growth Fund	8,296,281	8,617,788	—	—
Income Fund	26,714,307	10,436,530	—	—
Multiple Index Fund	4,228,670	6,157,196	—	—
Value Fund	6,630,978	8,943,459	—	—
Master Allocation Fund	13,898,000	240,000	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the period ended January 31, 2010 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$3,505,164	$12,085	$(1,013,384)	$2,503,865	125,131	375	(36,016)	89,490
Class C	709,856	12,587	(2,860,127)	(2,137,684)	24,965	404	(109,361)	(83,992)
Class D	18,886	16,073	(363,398)	(328,439)	647	505	(12,816)	(11,664)

Growth Fund:
Class A	4,806,914	—	(547,401)	4,259,513	694,058	—	(71,865)	622,193
Class C	731,377	—	(5,512,234)	(4,780,857)	106,131	—	(832,490)	(726,359)

Income Fund:
Class A	11,355,793	306,312	(370,523)	11,291,582	1,046,786	28,462	(34,738)	1,040,510
Class C	10,481,595	1,338,541	(6,034,793)	5,785,343	1,022,261	130,997	(569,417)	583,841

Multiple Index Fund:
Class A	813,349	21,423	(918,128)	(83,356)	77,196	1,930	(86,031)	(6,905)
Class C	1,134,508	19,635	(2,954,959)	(1,800,816)	113,660	1,863	(313,595)	(198,072)

Value Fund:
Class A	2,740,679	15,226	(997,259)	1,758,646	295,645	1,427	(107,956)	189,116
Class C	552,312	24,415	(4,132,223)	(3,555,496)	59,380	2,415	(468,855)	(407,060)

Master Allocation Fund:
Class A	2,662,505	—	(148,822)	2,513,683	143,592	—	(6,461)	137,131
Class L	12,289,153	—	(537,110)	11,752,043	640,976	—	(24,868)	616,108

At January 31, 2010, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$7,114,125	$9,705,662	$13,255,172	$3,303,307	$7,837,826	$3,034,973
Class C	7,609,959	25,269,121	30,042,167	17,007,811	13,969,120	—
Class D	3,795,022	—	—	—	—	—
Class L	—	—	—	—	—	13,573,745

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the year ended May 31, 2009 were as follows:

	Amount				Shares*
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$3,142,555	174,985	$(1,615,472)	$1,702,068	122,701	7,569	(67,828)	62,442
Class C	2,906,053	932,652	(4,394,156)	(555,451)	108,450	41,525	(183,817)	(33,842)
Class D	72,120	412,164	(1,618,814)	(1,134,530)	2,665	18,030	(70,501)	(49,806)

Growth Fund:
Class A	3,252,244	505,396	(1,853,685)	1,903,955	495,382	93,592	(284,871)	304,103
Class C	3,393,365	5,693,391	(9,089,273)	(2,517)	452,561	1,116,352	(1,468,807)	100,106

Income Fund:
Class A	1,671,760	58,841	(1,251,701)	478,900	200,831	7,473	(158,444)	49,860
Class C	10,077,697	755,625	(3,636,795)	7,196,527	1,337,659	98,576	(465,484)	970,751

Multiple Index Fund:
Class A	1,213,719	164,478	(1,950,207)	(572,010)	120,700	21,114	(189,641)	(47,827)
Class C	3,288,947	967,527	(4,908,733)	(652,259)	348,848	130,219	(641,916)	(162,849)

Value Fund:
Class A	4,790,113	81,596	(2,432,860)	2,438,849	551,410	10,474	(237,444)	324,440
Class C	4,225,006	548,966	(7,649,384)	(2,875,412)	486,447	73,985	(1,002,893)	(442,461)

*	Share activity for the Capital Income Fund has been restated to reflect the 1:2 share adjustment effective February 23, 2009.

At May 31, 2009, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$3,744,443	$4,221,342	$1,276,112	$2,917,956	$4,831,829
Class C	8,651,022	25,771,910	19,410,564	16,417,060	14,763,175
Class D	3,551,370	—	—	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the year ended May 31, 2008 were as follows:

	Amount				Shares*
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$735,740	$262,930	$(541,121)	$457,549	16,615	6,028	(12,094)	10,549
Class C	2,743,779	1,169,842	(4,968,171)	(1,054,550)	64,324	27,487	(110,651)	(18,840)
Class D	192,635	663,089	(1,662,841)	(807,117)	4,253	15,350	(36,763)	(17,160)

Growth Fund:
Class A	421,744	141,269	(883,267)	(320,254)	31,085	10,040	(64,890)	(23,765)
Class C	3,683,381	1,328,993	(9,629,009)	(4,616,635)	279,669	97,792	(714,824)	(337,363)

Income Fund:
Class A	316,045	21,200	(144,322)	192,923	30,911	2,097	(14,073)	18,935
Class C	2,383,680	252,921	(2,623,276)	13,325	238,821	25,522	(263,501)	842

Multiple Index Fund:
Class A	1,576,278	499,569	(667,644)	1,408,203	90,035	29,386	(37,892)	81,529
Class C	3,729,165	2,747,756	(7,337,613)	(860,692)	221,714	167,037	(420,363)	(31,612)

Value Fund:
Class A	410,112	490,666	(752,939)	147,839	24,638	30,743	(42,980)	12,401
Class C	3,111,746	4,258,989	(7,124,916)	245,819	192,504	277,098	(423,506)	46,096

*	Share activity for the Capital Income Fund has been restated to reflect the 1:2 share adjustment effective February 23, 2009.

At May 31, 2008, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$3,490,860	$5,015,506	$911,914	$6,277,450	$4,060,231
Class C	15,796,907	56,436,168	11,984,359	33,834,216	36,189,346
Class D	8,014,557	—	—	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers

At January 31, 2010, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Capital Income Fund	$1,316,536	2017
	4,329,638	2018
Growth Fund	1,675,663	2017
	16,462,699	2018
Income Fund	124,619	2012
	423,421	2013
	203,998	2014
	94,584	2015
	72,379	2017
	62,312	2018
Multiple Index Fund	1,757,634	2017
	6,034,498	2018
Value Fund	3,169,352	2017
	9,396,185	2018

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax character of distributions paid during the period ended January 31, 2010 and the years ended May 31, 2009 and May 31, 2008 were as follows:

	January 31, 2010
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Capital Income Fund	$79,136	$—	$—	$79,136
Growth Fund	—	—	—	—
Income Fund	1,836,000	—	—	1,836,000
Multiple Index Fund	42,168	—	—	42,168
Value Fund	76,725	—	—	76,725
Master Allocation Fund	—	—	—	—

	May 31, 2009
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Capital Income Fund	$234,285	$1,354,988	$—	$1,589,273
Growth Fund	—	6,609,046	—	6,609,046
Income Fund	847,845	—	—	847,845
Multiple Index Fund	—	1,205,479	—	1,205,479
Value Fund	—	671,187	—	671,187

	May 31, 2008
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Capital Income Fund	$591,111	$1,612,800	$—	$2,203,911
Growth Fund	221,721	1,340,618	—	1,562,339
Income Fund	279,054	—	—	279,054
Multiple Index Fund	377,979	3,109,718	—	3,487,697
Value Fund	337,994	4,806,326	—	5,144,320

The tax-basis components of distributable earnings at January 31, 2010 were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post-October Loss	Total
Capital Income Fund	$80,536	$—	$3,587,766	$(5,646,174)	$—	$(1,977,872)
Growth Fund	—	—	8,535,359	(18,138,362)	(94,007)	(9,697,010)
Income Fund	180,824	—	5,677,630	(981,313)	—	4,877,141
Multiple Index Fund	24,338	—	1,198,795	(7,792,132)	—	(6,568,999)
Value Fund	—	—	4,925,244	(12,565,537)	—	(7,640,293)
Master Allocation Fund	—		2,557,376	—	—	2,557,376

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital and undistributed accounts. For the period ended January 31, 2010, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating losses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Undistributed net investment income	$(517)	$241,340	—	$—	$84,270	$214,384
Accumulated net realized gain	261	—	—	—	1,047	—
Paid-in-capital	256	(241,340)	—	—	(85,317)	(214,384)

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the period ended January 31, 2010 were as follows:

Affiliated Fund Name	Balance of Shares Held 3/19/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value 1/31/2010	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	—	180,034	(2,681)	177,353	$5,427,014	$37,183	$(2,690)
API Growth Fund	—	719,524	(10,872)	708,652	5,350,321	—	(2,568)
API Value Fund	—	534,476	(8,044)	526,432	5,438,041	35,783	(2,584)

Total	—	1,434,034	(21,597)	1,412,437	$16,215,376	$72,966	$(7,842)

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders

American Pension Trust

Lynchburg, Virginia

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the American Pension Investors Trust, (comprised of the API Efficient Frontier Capital Income Fund, API Efficient Frontier Growth Fund, API Efficient Frontier Income Fund, API Efficient Frontier Multiple Index Fund, API Efficient Frontier Value Fund, and API Master Allocation Fund, collectively referred to as the “Funds”), as of January 31, 2010, and for all Funds, except API Master Allocation Fund, the related statements of operations for the period June 1, 2009 to January 31, 2010 and the year ended May 31, 2009, the statements of changes in net assets for the period June 1, 2009 to January 31, 2010 and for each of the two years in the period ended May 31, 2009, and the financial highlights for the period June 1, 2009 to January 31, 2010 and for each of the five years in the period ended May 31, 2009, and with respect to API Master Allocation Fund the statement of operations, the statement of changes in net assets and the financial highlights for the period March 19, 2009 (commencement of operations) to January 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds’ are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Pension Trust as of January 31, 2010, for all Funds, except API Master Allocation Fund, the results of their operations for the period June 1, 2009 to January 31, 2010 and the year ended May 31, 2009, the changes in their net assets for the period June 1, 2009 to January 31, 2010 and for each of the two years in the period ended May 31, 2009 and the financial highlights for the period June 1, 2009 to January 31, 2010 and for each of the five years in the period ended May 31, 2009, and with respect to the API Master Allocation Fund the results of its operations, changes in its net asset and financial highlights for the period March 19, 2009 to January 31, 2010 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 24, 2010

The graphs that follow assume an initial investment of $10,000 made on January 31, 2000 (or, if a shorter period, commencement of a Fund’s operations) and held through January 31, 2010. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The MSCI World Equity Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Funds’ portfolios. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Funds, and to obtain performance data current to the most recent month end, or to obtain a prospectus, please call 1-800-544-6060. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of each Fund before investing. A Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Funds are distributed by Unified Financial Services, Inc., member FINRA.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2009 to January 31, 2010.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 1/31/2010	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.93%
Actual	$1,000.00	$1,088.60	$10.16
Hypothetical (5% return before expenses)	1,000.00	1,015.48	9.80
Class C				2.93%
Actual	1,000.00	1,083.00	15.38
Hypothetical (5% return before expenses)	1,000.00	1,010.44	14.85
Class D				2.43%
Actual	1,000.00	1,086.10	12.78
Hypothetical (5% return before expenses)	1,000.00	1,012.96	12.33

Growth Fund
Class A				1.88%
Actual	1,000.00	1,078.60	9.85
Hypothetical (5% return before expenses)	1,000.00	1,015.73	9.55
Class C				2.88%
Actual	1,000.00	1,073.10	15.05
Hypothetical (5% return before expenses)	1,000.00	1,010.69	14.60

Income Fund
Class A				1.20%
Actual	1,000.00	1,162.10	6.54
Hypothetical (5% return before expenses)	1,000.00	1,019.16	6.11
Class C				2.20%
Actual	1,000.00	1,155.60	11.95
Hypothetical (5% return before expenses)	1,000.00	1,014.12	11.17

Multiple Index Fund
Class A				1.82%
Actual	1,000.00	1,069.10	9.49
Hypothetical (5% return before expenses)	1,000.00	1,016.03	9.25
Class C				2.82%
Actual	1,000.00	1,063.70	14.67
Hypothetical (5% return before expenses)	1,000.00	1,010.99	14.29

Value Fund
Class A				1.93%
Actual	1,000.00	1,127.60	10.35
Hypothetical (5% return before expenses)	1,000.00	1,015.48	9.80
Class C				2.83%
Actual	1,000.00	1,123.40	15.15
Hypothetical (5% return before expenses)	1,000.00	1,010.94	14.34

Master Allocation Fund
Class A				2.47%
Actual	1,000.00	1,084.80	12.98
Hypothetical (5% return before expenses)	1,000.00	1,012.75	12.53
Class L				2.97%
Actual	1,000.00	1,082.00	15.59
Hypothetical (5% return before expenses)	1,000.00	1,010.23	15.05

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (184) and divided by 365.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 59	President and Trustee	Since 1985	All (consisting of six portfolios)	President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate); Partner, Downtown Enterprises (real estate); President and Director, Yorktown Distributors, Inc. He is the father of David M. Basten.

David M. Basten Age 32	Secretary/ Treasurer and Trustee	Since 2008	All (consisting of six portfolios)	Portfolio Manager, Yorktown Management & Research Company, Inc.. He is the son of David D. Basten.

Mark A. Borel Age 57	Trustee	Since 1985	All (consisting of six portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties (real estate); Partner, James Riviera, LLC (real estate); Partner, JBO, LLC (real estate); Partner, Combo, LLC (real estate); Partner, A & K Bo, LLC (real estate); Partner, JAMBO International (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Jamborita II, LLC (commercial real estate); Partner, Neighbors Place Restaurant; Partner, Schmokies (restaurant); Partner, Neighbors Place Café (restaurant); Vice-President, Winnbo Electric (electrical contractor); Partner, Tabo, LLC (real estate); Partner, HAB, LLC (real estate); Partner, PPI, LLC (real estate); Partner, New London Development Company (real estate); Partner, City Place Commercial (commercial real estate); Partner, City Place Apartments (real estate); Partner, KBO,LLC (real estate); Partner, Lake Group, LLC (real estate); Partner, Oakhill Apartments (real estate); Partner, Braxton Park, LLC (real estate); Partner, FATBO, LLC (shoe manufacturing)

Stephen B. Cox Age 61	Trustee	Since 1995	All (consisting of six portfolios)	Retired

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

G. Edgar Dawson III Age 53	Trustee	Since 1995	All (consisting of six portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).

Wayne C. Johnson Age 57	Trustee	Since 1988	All (consisting of six portfolios)	Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4.	Principal Accountant Fees and Services.

Effective July 8, 2009, the Registrant’s Board of Trustees approved changing the fiscal year-end of the Registrant from May 31 to January 31.

(a)	Audit Fee: The aggregate fees billed for the fiscal years ended May 31, 2008 and May 31, 2009 and for the period ended January 31, 2010 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $66,500, $70,000 and $88,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal years ended May 31, 2008 and May 31, 2009 and for the period ended January 31, 2010 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0, $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal years ended May 31, 2008 and May 31, 2009 and for the period ended January 31, 2010 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $14,500, $15,000 and $19,000, respectively.

(d)	All Other Fees: The aggregate fees billed for the fiscal years ended May 31, 2008 and May 31, 2009 and for the period ended January 31, 2010 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0, $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended May 31, 2008 and May 31, 2009 and for the period ended January 31, 2010 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $14,500 and $15,000 and $19,000, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to the Registrant.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: April 7, 2010

/s/ David D. Basten
David D. Basten President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 7, 2010

/s/ David D. Basten
David D. Basten President

Date: April 7, 2010

/s/ Charles D. Foster
Charles D. Foster Chief Financial Officer